Income Taxes - Reconciliation of Actual Income Tax Expense to the Expected Tax Expense - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Taxable income for which federal income tax rate in excess of statutory rate	$ 10,000,000